Discontinued Operation (Details) - Schedule of Discontinued Operations - Discontinued Operations, Held-for-Sale [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Discontinued Operations [Line Items]
Net Revenues	$ 694	$ 24,995	$ 311,092
Operating costs and development	4,551	1,073,518	12,988,383
(Loss) income from discontinued operations	(3,857)	(1,048,522)	(12,677,291)
Other income (expense), net	(27)	12,885,134	(32,728)
(Loss) income before tax	(3,884)	11,836,612	(12,710,019)
Income tax provision			38,617
Net (loss) income from discontinued operations	(3,884)	11,836,612	(12,748,636)
Loss on sale of discontinued operations, net of taxes	(395,914)
Net income (loss) from discontinued operation	$ (399,798)	$ 11,836,612	$ (12,748,636)